SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

Commission File Number: 0-9358

(Check One): ☐ Form 10-KSB  ☐  Form 11-K ☐  Form 20-F  ☒ Form 10-QSB ☐ Form N-SAR
For Period Ended: -      October 31, 2005

☐ Transition Report on Form 10-K ☐ Transition Report on Form 10-Q
☐ Transition Report on Form 20-F ☐ Transition Report on Form N-SAR
☐ Transition Report on Form 11-K
For the Transition Period Ended:

Read attached instruction sheet before preparing form. Please print or type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification related to a portion of the filing check above, identify the item(s) to which the notification relates:

PART I

REGISTRANT INFORMATION

Full name of registrant        COLLEGE PARTNERSHIP, INC.

Former name if applicable

Address of principal executive office (Street and number)
                                            333 South Allison Parkway, Suite 100

City, state and zip code          Lakewood, Colorado 80226

449815

Part II

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed: (Check appropriate box.)

☐ (a) The reasons described in reasonable detail in Part III of this form  could not be eliminated without unreasonable effort or expense;

☒ (b) The subject quarterly report on Form 10-QSB will be filed on or  before the fifth calendar day following the prescribed due date;

☐ (c) The accountant's statement or other exhibit required by Rule 12b- 25(c) has been attached if applicable.

Part III

State below in reasonable detail the reasons why Form 10-QSB could not be filed within the prescribed period.

We are unable to file our Quarterly Report on Form 10-QSB within the prescribed time period without unreasonable effort or expense due to the appointment of our new independent accountants on October 18, 2005 (as previously reported in our Current Report on Form 8-K filed with the Commission on October 21, 2005).

As a result of their recent appointment, our new independent accountants were delayed in commencing their audit of our financial statements for the fiscal year ended July 31, 2005, which, consequently, has resulted in the delay in their review of the financial statements for our first fiscal quarter ended on October 31, 2005. As a result, we were required to file this Form 12b-25 to obtain an extension of the filing date.

Part IV

(1)	Name and telephone number of person to contact in regard to this notification.

Eric M. Hellige (212) 421-4100

(2)
Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding twelve months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify such reports.

Yes ☐   No ☒

Our Annual Report on Form 10-KSB for the fiscal year ended July 31, 2005 has not yet been filed with the Securities and Exchange Commission.

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Yes ☐   No ☒

COLLEGE PARTNERSHIP, INC. has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: December 15, 2005   By:  /s/Thomas E. Hagglund
Name: Thomas E. Hagglund
Title: Vice President of Finance